Operating Leases - Additional Information (Details) - Lease One - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Operating Leases [Line Items]
Minimum operating lease payments recognised as expense	$ 615,989
Operating costs of lease	72,020	$ 76,987
Tax on lease	110,234	117,800
Less than 1 year
Operating Leases [Line Items]
Minimum lease payments	453,219
2020
Operating Leases [Line Items]
Minimum lease payments	381,727
2021
Operating Leases [Line Items]
Minimum lease payments	336,174
2022
Operating Leases [Line Items]
Minimum lease payments	336,174
2023
Operating Leases [Line Items]
Minimum lease payments	168,087
Selling, general and administrative expenses
Operating Leases [Line Items]
Minimum operating lease payments recognised as expense	264,137	377,941
Cost of sales
Operating Leases [Line Items]
Minimum operating lease payments recognised as expense	143,087	305,458
Research and development expenses
Operating Leases [Line Items]
Minimum operating lease payments recognised as expense	$ 208,765	$ 0
Bottom of range
Operating Leases [Line Items]
Operating lease expiration terms	May 31, 2018
Top of range
Operating Leases [Line Items]
Operating lease expiration terms	Sep. 30, 2022